Share-based compensation - Summary of Stock Option Activity (Details)	9 Months Ended	12 Months Ended			36 Months Ended
	Jan. 19, 2022 shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2022 shares $ / shares
2013 ISOP
Number of options
Outstanding at beginning of period (in shares)		859,540	1,751,560
Granted (in shares)					0
Forfeited (in shares)		(8,000)
Exercised (in shares)		(193,560)	(892,020)
Outstanding at end of period (in shares)		657,980	859,540	1,751,560	657,980
Exercisable (in shares)		657,980	849,540		657,980
Weighted average exercise price
Outstanding at beginning of period (in dollars per share) | $ / shares		$ 2.75	$ 3.10
Forfeited (in dollars per share) | $ / shares		3.19
Exercised (in dollars per share) | $ / shares		2.44	3.00
Outstanding at end of period (in dollars per share) | $ / shares		2.92	2.75	$ 3.10	$ 2.92
Exercisable (in dollars per share) | $ / shares		$ 2.92	$ 2.75		$ 2.92
Weighted average remaining life in years
Outstanding		4 years 2 months 26 days	5 years 29 days	6 years 4 months 20 days
Exercisable		4 years 2 months 26 days	5 years 21 days
2019 ISOP
Number of options
Outstanding at beginning of period (in shares)		2,812,500	1,972,500
Granted (in shares)		0	1,369,000
Forfeited (in shares)		(47,000)	(149,750)
Exercised (in shares)	0	(135,984)	(379,250)
Outstanding at end of period (in shares)		2,629,516	2,812,500	1,972,500	2,629,516
Exercisable (in shares)		1,476,744	455,500		1,476,744
Weighted average exercise price
Outstanding at beginning of period (in dollars per share) | $ / shares		$ 5.83	$ 4.22
Granted (in dollars per share) | $ / shares			8.75
Forfeited (in dollars per share) | $ / shares		7.25	5.54
Exercised (in dollars per share) | $ / shares		5.15	4.00
Outstanding at end of period (in dollars per share) | $ / shares		4.96	5.83	$ 4.22	$ 4.96
Exercisable (in dollars per share) | $ / shares		$ 4.41	$ 1.37		$ 4.41
Weighted average remaining life in years
Outstanding		7 years 2 months 15 days	8 years 7 months 9 days	9 years 1 month 9 days
Granted			9 years 1 month 13 days
Exercisable		6 years 6 months 21 days	7 years 10 months 6 days
2021 EIP
Number of options
Outstanding at beginning of period (in shares)		1,576,069	0
Granted (in shares)		1,336,284	1,595,314
Forfeited (in shares)		(288,056)	(19,245)
Exercised (in shares)		0	0
Outstanding at end of period (in shares)		2,624,297	1,576,069	0	2,624,297
Exercisable (in shares)		528,693	0		528,693
Weighted average exercise price
Outstanding at beginning of period (in dollars per share) | $ / shares		$ 17.96	$ 0
Granted (in dollars per share) | $ / shares		6.03	17.96
Forfeited (in dollars per share) | $ / shares		14.00	18.00
Outstanding at end of period (in dollars per share) | $ / shares		12.32	17.96	$ 0	$ 12.32
Exercisable (in dollars per share) | $ / shares		$ 17.98	$ 0		$ 17.98
Weighted average remaining life in years
Outstanding		8 years 10 months 17 days	9 years 6 months 25 days
Granted			9 years 6 months 25 days
Exercisable		8 years 14 days	9 years 6 months 25 days